Lease	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
LEASE

14. LEASE

The Company adopted FASB Accounting Standards Codification, Topic 842, Leases ("ASC 842") using the modified retrospective approach, electing the practical expedient that allows the Company not to restate its comparative periods prior to the adoption of the standard on January 1, 2019. As such, the disclosures required under ASC 842 are not presented for periods before the date of adoption. For the comparative periods prior to adoption, the Company presented the disclosures which were required under ASC 840.

The Company applied the following practical expedients in the transition to the new standard and allowed under ASC 842:

●	Reassessment of expired or existing contracts: The Company elected not to reassess, at the application date, whether any expired or existing contracts contained leases, the lease classification for any expired or existing leases, and the accounting for initial direct costs for any existing leases.

●	Use of hindsight: The Company elected to use hindsight in determining the lease term (that is, when considering options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of right-to-use assets.

●	Reassessment of existing or expired land easements: The Company elected not to evaluate existing or expired land easements that were not previously accounted for as leases under ASC 840, as allowed under the transition practical expedient. Going forward, new or modified land easements will be evaluated under ASU No. 2016-02.

●	Separation of lease and non- lease components: Lease agreements that contain both lease and non-lease components are generally accounted for separately.

●	Short-term lease recognition exemption: The Company also elected the short-term lease recognition exemption and will not recognize ROU assets or lease liabilities for leases with a term less than 12 months.

The new leasing standard requires recognition of leases on the consolidated balance sheets as right-of-use ("ROU") assets and lease liabilities. ROU assets represent the Company's right to use underlying assets for the lease terms and lease liabilities represent the Company's obligation to make lease payments arising from the leases. Operating lease ROU assets and operating lease liabilities are recognized based on the present value and future minimum lease payments over the lease term at commencement date. The Company's future minimum based payments used to determine the Company's lease liabilities mainly include minimum based rent payments. As most of Company's leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company recognized lease liabilities, with corresponding ROU assets, based on the present value of unpaid lease payments for existing operating leases longer than twelve months as of January 1, 2019. The ROU assets were adjusted per ASC 842 transition guidance for existing lease-related balances of accrued and prepaid rent, unamortized lease incentives provided by lessors, and restructuring liabilities.

The adoption of ASC 842 had a substantial impact on the Company's consolidated balance sheets. The most significant impact was the recognition of the operating lease right-of-use assets and the liability for operating leases. Accordingly, adoption of this standard resulted in the recognition of operating lease right-of-use assets of $577,830 and operating lease liabilities of $598,937 comprised of $301,105 of current operating lease liabilities and $297,832 of non-current operating lease liabilities on the condensed consolidated balance sheet as of January 1, 2019. The adoption of ASC 842 also resulted in a cumulative-effect adjustment of $(21,107) to the opening balance of accumulated deficit.

In addition, the adoption of the standard did not have a material impact on the Company's results of operations or cash flows. Operating lease cost is recognized as a single lease cost on a straight-line basis over the lease term and is recorded in Selling, general and administrative expenses. Variable lease payments for common area maintenance, property taxes and other operating expenses are recognized as expense in the period when the changes in facts and circumstances on which the variable lease payments are based occur.

The Company has no finance leases. The Company's leases primarily include various office and laboratory spaces, copy machine, and vehicles under various operating lease arrangements. The Company's operating leases have remaining lease terms of up to approximately two years.

Mar 31, 2019
ASSETS
Operating lease right-of-use assets	$505,305
LIABILITIES
Operating lease liabilities (current)	286,212
Operating lease liabilities (noncurrent)	239,647

Supplemental Information

The table below presents supplemental information related to operating leases during the three months ended March 31, 2019

Cash paid for amounts included in the measurement of operating lease liabilities	$73,802
Weighted average remaining lease term	1.86 years
Weighted average discount rate	0.55%

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2019 (excluding the three months ended March 31, 2019)	$228,117
2020	258,642
2021	41,240
Total future minimum lease payments, undiscounted	527,999
Less: Imputed interest	(2,140)
Present value of future minimum lease payments	$525,859